Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended					12 Months Ended	9 Months Ended
	Sep. 30, 2010	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Software packages	Dec. 31, 2012 Software packages Current Asset	Dec. 31, 2011 Software packages Current Asset	Dec. 31, 2012 Software packages Noncurrent Assets	Dec. 31, 2011 Software packages Noncurrent Assets	Dec. 31, 2012 Consulting Agreement	Sep. 30, 2013 Apollo	Sep. 30, 2013 Popular
Transactions with Third Party [Line Items]
Termination fee											$ 8,500,000	$ 8,200,000
Letter of credit issued by Popular		3,600,000	2,900,000
Reimbursable expenses and annual management fee										2,000,000
Reimbursable expenses and annual management fee as percentage of EBITDA										2.00%
Expected reimbursement asset recorded on merger date	5,600,000				11,200,000
Expected reimbursement asset, period	17 months				5 years
Unfavorable contract liability at fair value	10,100,000
Software costs reimbursement, Carrying Amount		$ 4,173,000	$ 6,099,000	$ 7,113,000		$ 2,200,000	$ 2,200,000	$ 3,900,000	$ 5,200,000